Long-term debt - Maturities (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Long-term debt by maturities
Next twelve months	SFr 23,252
Year two	34,734
Year three	13,687
Year four	10,335
Year five	11,007
Thereafter	35,469
Long-term debt	128,484	SFr 150,661
Notes with a contractual maturity of greater than one year, but likelihood of redemption within one year	SFr 800
Senior notes | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%
Senior notes | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.00%
Senior notes | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%
Senior notes | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.00%
Senior notes | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%
Senior notes | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.90%
Senior notes | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%
Senior notes | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.00%
Senior notes | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%
Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.90%
Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%
Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.10%
Subordinated | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.40%
Subordinated | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.60%
Subordinated | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%
Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.40%
Subordinated | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.90%
Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.90%
Subordinated | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.70%
Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.40%
Subordinated | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.10%
Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.80%
Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.70%
Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	9.00%
Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%
Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.70%
Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%
Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	1.90%
Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%
Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.30%
Structured notes
Long-term debt by maturities
Next twelve months	SFr 6,401
Year two	4,599
Year three	2,775
Year four	2,639
Year five	1,201
Thereafter	8,721
Long-term debt	26,336	38,925
Structured notes | Equity
Long-term debt by maturities
Long-term debt	11,064	21,437
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	12,596	14,407
Structured notes | Credit
Long-term debt by maturities
Long-term debt	2,518	2,815
Structured notes | Other
Long-term debt by maturities
Long-term debt	158	SFr 266
Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	6,486
Year two	7,744
Year three	6,444
Year four	2,169
Year five	4,676
Thereafter	12,448
Long-term debt	39,967
Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	1,658
Year two	5,833
Year three	2,932
Year four	3,808
Year five	109
Thereafter	4,362
Long-term debt	18,702
Fixed rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	0
Year two	206
Year three	0
Year four	0
Year five	0
Thereafter	0
Long-term debt	206
Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	10,671
Year two	17,829
Year three	4,262
Year four	2,917
Year five	1,780
Thereafter	8,902
Long-term debt	46,361
Variable rate | Subordinated
Long-term debt by maturities
Next twelve months	3,835
Year two	3,021
Year three	49
Year four	1,422
Year five	4,439
Thereafter	9,196
Long-term debt	21,962
Variable rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	602
Year two	101
Year three	0
Year four	19
Year five	3
Thereafter	561
Long-term debt	SFr 1,286